10-K Leases (Operating and Financing Leases) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 195,030	$ 192,506	$ 160,567
Less: current portion of operating lease liabilities	34,078	35,170	38,017
Current portion of finance lease liabilities		2,695
Long-term portion of operating lease liabilities	$ 169,051	165,462	$ 129,628
Long-term portion of finance lease liabilities		$ 8,769